UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2012*

*	This Form N-CSR pertains only to the following series of the Registrant: MFS Emerging Markets Debt Fund and MFS Emerging Markets Debt Local Currency Fund

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Emerging Markets Debt Fund

SEMIANNUAL REPORT

January 31, 2012

EMD-SEM

MFS® EMERGING MARKETS DEBT FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis. Over the past year, we have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and questions about oil supplies. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses as consumers and businesses struggle with what appears to be a slowing global economy. And now, as the US economy begins to regain its footing, we see the economies of the eurozone heading toward recession as the region’s leaders continue to address sovereign debt crises.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

March 19, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Sovereign Emerging Markets	60.2%
Other Government Entity — Emerging Markets Quasi Government	19.8%
Corporate Bonds	11.6%
U.S. Government Securities Hedge (t)	2.5%
Sovereign Developed Markets	0.7%

Composition including fixed income credit quality (a)(i)
A	5.2%
BBB	42.3%
BB	24.6%
B	19.6%
CCC	0.2%
U.S. Government	0.2%
Not Rated	2.7%
Cash & Other	5.2%

Portfolio facts (i)
Average Duration (d)	6.7
Average Effective Maturity (m)	11.4 yrs.

Issuer country weightings (i)(x)
Mexico	11.6%
Russia	11.0%
Venezuela	10.2%
Turkey	8.0%
United States	7.8%
Brazil	7.6%
Indonesia	7.2%
Philippines	6.0%
Argentina	4.5%
Other Countries	26.1%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

Portfolio Composition – continued

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(t)	For the purpose of managing the fund’s duration (but not its credit exposure), the fund holds U.S. Treasury futures with a bond equivalent exposure of 2.5%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 1/31/12.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

August 1, 2011 through January 31, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2011 through January 31, 2012.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/11	Ending Account Value 1/31/12	Expenses Paid During Period (p) 8/01/11-1/31/12
A	Actual	1.11%	$1,000.00	$1,020.15	$5.64
	Hypothetical (h)	1.11%	$1,000.00	$1,019.56	$5.63
B	Actual	1.86%	$1,000.00	$1,015.68	$9.42
	Hypothetical (h)	1.86%	$1,000.00	$1,015.79	$9.42
C	Actual	1.86%	$1,000.00	$1,016.34	$9.43
	Hypothetical (h)	1.86%	$1,000.00	$1,015.79	$9.42
I	Actual	0.86%	$1,000.00	$1,020.72	$4.37
	Hypothetical (h)	0.86%	$1,000.00	$1,020.81	$4.37
W	Actual	0.96%	$1,000.00	$1,020.90	$4.88
	Hypothetical (h)	0.96%	$1,000.00	$1,020.31	$4.88
R1	Actual	1.86%	$1,000.00	$1,016.35	$9.43
	Hypothetical (h)	1.86%	$1,000.00	$1,015.79	$9.42
R2	Actual	1.36%	$1,000.00	$1,018.89	$6.90
	Hypothetical (h)	1.36%	$1,000.00	$1,018.30	$6.90
R3	Actual	1.11%	$1,000.00	$1,020.14	$5.64
	Hypothetical (h)	1.11%	$1,000.00	$1,019.56	$5.63
R4	Actual	0.86%	$1,000.00	$1,021.42	$4.37
	Hypothetical (h)	0.86%	$1,000.00	$1,020.81	$4.37

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

1/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 90.7%
Issuer	Shares/Par	Value ($)

Argentina - 4.4%
Banco de la Provincia de Buenos Aires, 11.75%, 2015 (n)	$8,033,000	$7,792,010
Banco Provincia del Neuquen S.A., 7.875%, 2021 (n)	4,637,000	4,752,925
Republic of Argentina, 7%, 2015	27,948,000	26,708,972
Republic of Argentina, 7%, 2017	53,350,164	47,262,318
Republic of Argentina, 8.75%, 2017	36,372,000	36,372,000
Republic of Argentina, 2.5% to 2019, 3.75% to 2029, 5.25% to 2038	76,578,000	29,865,420
Republic of Argentina, FRN, 0.438%, 2012	7,758,913	7,578,906
Republic of Argentina, FRN, 8.28%, 2033	9,734,145	7,592,633

		$167,925,184
Brazil - 7.6%
Banco do Brasil S.A., 3.875%, 2017	$8,062,000	$8,031,767
Banco do Brasil S.A., 5.875%, 2022 (n)	7,137,000	7,161,979
Banco do Brasil S.A., 9.25%, 2049 (z)	8,825,000	9,612,357
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2022 (z)	16,680,000	17,197,080
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	15,993,000	15,913,035
Banco PanAmericano S.A., 5.5%, 2015	3,484,000	3,467,611
Banco PanAmericano S.A., 8.5%, 2020 (n)	5,653,000	6,048,710
Banco PanAmericano S.A., 8.5%, 2020	1,779,000	1,903,530
BNDES Participacoes S.A., 6.5%, 2019	3,647,000	4,226,873
Braskem Finance Ltd., 5.75%, 2021	1,767,000	1,762,582
Braskem Finance Ltd., 5.75%, 2021 (z)	4,860,000	4,847,850
Centrais Eletricas Brasileiras S.A., 5.75%, 2021 (n)	21,434,000	22,548,568
Cosan Ltd., 7%, 2017	10,573,000	11,551,003
Federative Republic of Brazil, 4.875%, 2021	10,525,000	11,840,625
Federative Republic of Brazil, 8.875%, 2024	5,123,000	7,671,693
Federative Republic of Brazil, 8.25%, 2034	14,943,000	22,541,516
Federative Republic of Brazil, 5.625%, 2041	12,009,000	13,810,350
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)	5,847,000	6,227,055
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049	12,539,000	13,354,035
Itau Unibanco Holding S.A., 6.2%, 2021 (z)	8,040,000	8,241,000
Net Servicos de Comunicacao S.A., 7.5%, 2020	8,817,000	10,249,763
Odebrecht Finance Ltd., 6%, 2023 (n)	8,967,000	9,027,079
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	8,825,000	9,116,225
Petrobras International Finance Co., 7.875%, 2019	21,159,000	25,388,028

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Brazil - continued
Petrobras International Finance Co., 5.375%, 2021	$3,893,000	$4,079,654
Petrobras International Finance Co., 6.75%, 2041	2,768,000	3,151,960
QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 2018 (n)	4,887,527	4,960,840
Tam Capital 3, Inc., 8.375%, 2021 (n)	4,246,000	4,394,610
Vale Overseas Ltd., 5.625%, 2019	6,495,000	7,252,246
Vale Overseas Ltd., 4.625%, 2020	8,782,000	9,267,513
Vale Overseas Ltd., 6.875%, 2039	2,505,000	2,967,964
Virgolino de Oliveira Finance Ltd., 10.5%, 2018 (n)	2,785,000	2,743,225

		$290,558,326
Chile - 1.4%
Automotores Gildemeister S.A., 8.25%, 2021 (n)	$7,663,000	$7,854,575
Banco del Estado de Chile, 4.125%, 2020 (n)	4,573,000	4,733,055
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	5,358,000	5,575,395
Corporacion Nacional del Cobre de Chile, 3.875%, 2021 (n)	1,000,000	1,047,226
Corporacion Nacional del Cobre de Chile, 6.15%, 2036	3,532,000	4,432,713
Empresa Nacional del Petroleo, 6.25%, 2019	6,492,000	7,354,073
Empresa Nacional del Petroleo, 5.25%, 2020 (n)	2,649,000	2,865,381
Empresa Nacional del Petroleo, 4.75%, 2021 (z)	6,814,000	7,049,833
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)	9,697,000	10,526,792
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020	1,814,000	1,969,228

		$53,408,271
China - 0.8%
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	$8,914,000	$9,464,288
CNPC (HK) Overseas Capital Ltd., 5.95%, 2041 (n)	12,911,000	14,546,695
Hyva Global B.V., 8.625%, 2016 (n)	6,135,000	5,076,712
Hyva Global B.V., 8.625%, 2016	3,725,000	3,082,437

		$32,170,132
Colombia - 2.8%
Bancolombia S.A., 5.95%, 2021	$3,545,000	$3,589,312
Ecopetrol S.A., 7.625%, 2019	19,246,000	23,191,430
Empresa de Energia de Bogota S.A., 6.125%, 2021 (n)	4,696,000	4,813,400
Grupo Aval Ltd., 5.25%, 2017 (z)	10,080,000	10,195,920
Pacific Rubiales Energy Corp., 7.25%, 2021 (z)	21,560,000	22,584,100
Republic of Colombia, 7.375%, 2019	3,387,000	4,304,877
Republic of Colombia, 4.375%, 2021	8,369,000	8,996,675
Republic of Colombia, 8.125%, 2024	5,575,000	7,771,550
Republic of Colombia, 7.375%, 2037	3,614,000	4,969,250
Republic of Colombia, 6.125%, 2041	14,968,000	17,961,600

		$108,378,114

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Costa Rica - 0.2%
Instituto Costarricense de Electricidad, 6.95%, 2021 (n)	$6,949,000	$7,261,705

Cote d’Ivoire - 0.3%
Ivory Coast, 3.75%, 2032 (a)(d)	$18,370,000	$10,562,750

Croatia - 0.2%
Republic of Croatia, 6.375%, 2021	$200,000	$184,500
Republic of Croatia, 6.375%, 2021 (n)	8,662,000	7,990,695

		$8,175,195
Dominican Republic - 0.4%
Dominican Republic, 7.5%, 2021 (n)	$9,197,000	$9,394,736
Dominican Republic, 7.5%, 2021	669,000	683,383
Dominican Republic, 8.625%, 2027	4,964,000	5,182,416

		$15,260,535
El Salvador - 0.2%
Republic of El Salvador, 7.375%, 2019 (n)	$3,416,000	$3,689,280
Republic of El Salvador, 7.375%, 2019	200,000	216,000
Republic of El Salvador, 7.75%, 2023	4,963,000	5,422,078

		$9,327,358
Gabon - 0.1%
Gabonese Republic, 8.2%, 2017	$2,629,000	$3,029,923

Georgia - 0.3%
Republic of Georgia, 6.875%, 2021 (n)	$10,642,000	$10,974,563

Hungary - 1.4%
Republic of Hungary, 6.25%, 2020	$5,000,000	$4,625,000
Republic of Hungary, 6.375%, 2021	39,390,000	36,435,750
Republic of Hungary, 7.625%, 2041	13,354,000	12,335,757

		$53,396,507
Iceland - 0.5%
Republic of Iceland, 4.875%, 2016 (n)	$17,822,000	$17,936,168

Indonesia - 7.1%
Berau Capital Resources, 12.5%, 2015 (n)	$5,191,000	$5,865,829
Berau Capital Resources, 12.5%, 2015	5,651,000	6,385,630
Bumi Investment Pte Ltd., 10.75%, 2017 (n)	5,916,000	6,270,960
Majapahit Holding B.V., 7.75%, 2016	2,695,000	3,092,513
Majapahit Holding B.V., 7.75%, 2020 (n)	758,000	898,230

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Indonesia - continued
Majapahit Holding B.V., 7.75%, 2020	$7,655,000	$9,071,175
Pertamina PT, 5.25%, 2021 (n)	5,036,000	5,262,620
Pertamina PT, 6.5%, 2041 (n)	3,717,000	4,014,360
Pertamina PT, 6.5%, 2041	636,000	686,880
PT Adaro Indonesia, 7.625%, 2019	979,000	1,094,033
PT Perusahaan Listrik Negara, 5.5%, 2021 (n)	28,944,000	30,174,120
PT Perusahaan Listrik Negara, 5.5%, 2021	850,000	886,125
Republic of Indonesia, 6.875%, 2018 (n)	708,000	840,750
Republic of Indonesia, 6.875%, 2018	15,134,000	17,971,625
Republic of Indonesia, 11.625%, 2019 (n)	5,099,000	7,584,763
Republic of Indonesia, 11.625%, 2019	4,816,000	7,163,800
Republic of Indonesia, 5.875%, 2020 (n)	6,131,000	6,989,340
Republic of Indonesia, 5.875%, 2020	21,953,000	25,026,420
Republic of Indonesia, 4.875%, 2021	60,252,000	64,770,900
Republic of Indonesia, 4.875%, 2021 (n)	37,749,000	40,580,175
Republic of Indonesia, 8.5%, 2035	7,301,000	10,604,703
Republic of Indonesia, 7.75%, 2038	6,016,000	8,196,800
Republic of Indonesia, 5.25%, 2042 (z)	7,749,000	8,000,842

		$271,432,593
Israel - 0.2%
State of Israel, 4%, 2022	$9,470,000	$9,442,641

Jamaica - 0.3%
Digicel Group Ltd., 12%, 2014 (n)	$1,815,000	$2,046,413
Digicel Group Ltd., 8.875%, 2015	6,222,000	6,268,665
Digicel Group Ltd., 8.25%, 2017 (n)	4,779,000	5,017,950

		$13,333,028
Kazakhstan - 1.9%
Development Bank of Kazakhstan, 5.5%, 2015 (n)	$27,023,000	$27,090,557
Halyk Savings Bank of Kazakhstan B.V., 7.25%, 2017	7,579,000	7,370,578
Kazatomprom, 6.25%, 2015 (n)	7,325,000	7,764,500
Kazatomprom, 6.25%, 2015	650,000	689,000
Kazkommerts International B.V., 8.5%, 2013	13,805,000	13,528,900
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	1,211,000	1,292,985
KazMunaiGaz Finance B.V., 8.375%, 2013	2,143,000	2,288,081
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	2,959,000	3,587,788
KazMunaiGaz Finance B.V., 9.125%, 2018	6,410,000	7,748,408

		$71,360,797

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Lithuania - 1.3%
Republic of Lithuania, 6.125%, 2021 (n)	$23,607,000	$23,311,912
Republic of Lithuania, 6.625%, 2022 (z)	28,164,000	28,638,699

		$51,950,611
Malaysia - 1.1%
Petronas Capital Ltd., 5.25%, 2019 (n)	$5,725,000	$6,461,853
Petronas Capital Ltd., 5.25%, 2019	33,176,000	37,446,017

		$43,907,870
Mexico - 11.5%
America Movil S.A.B. de C.V., 2.375%, 2016	$10,332,000	$10,464,415
BBVA Bancomer S.A. Texas, 6.5%, 2021 (n)	8,864,000	8,815,248
CEMEX S.A.B. de C.V., 9%, 2018	1,750,000	1,522,500
CEMEX S.A.B. de C.V., 9%, 2018 (n)	9,202,000	8,005,740
CEMEX S.A.B. de C.V., FRN, 5.579%, 2015 (n)	4,322,000	3,587,260
Comision Federal de Electricidad, 4.875%, 2021 (n)	14,446,000	14,771,035
Empresas ICA Sociedad Controladora S.A. de C.V., 8.9%, 2021 (n)	7,819,000	7,603,977
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (z)	10,045,000	10,252,309
Pemex Project Funding Master Trust, 5.75%, 2018	25,662,000	28,420,665
Pemex Project Funding Master Trust, 6.625%, 2035	31,726,000	35,612,435
Pemex Project Funding Master Trust, 6.625%, 2038	6,751,000	7,577,998
Petroleos Mexicanos, 6%, 2020	15,414,000	17,263,680
Petroleos Mexicanos, 5.5%, 2021	22,551,000	24,411,457
Petroleos Mexicanos, 4.875%, 2022 (z)	9,990,000	10,309,390
Petroleos Mexicanos, 6.5%, 2041	8,491,000	9,382,555
Petroleos Mexicanos, 6.5%, 2041 (n)	642,000	709,410
Sigma Alimentos S.A., 5.625%, 2018 (n)	6,953,000	7,092,060
United Mexican States, 5.95%, 2019	11,786,000	14,013,554
United Mexican States, 5.125%, 2020	83,831,000	95,232,016
United Mexican States, 3.625%, 2022	53,540,000	53,995,090
United Mexican States, 6.05%, 2040	19,564,000	23,652,876
United Mexican States, 5.75%, 2110	34,823,000	36,477,092
Urbi Desarrollos Urbanos S.A.B. de C.V., 9.5%, 2020	2,263,000	2,299,661
Urbi Desarrollos Urbanos S.A.B. de C.V., 9.75%, 2022 (z)	9,499,000	9,522,747

		$440,995,170
Namibia - 0.2%
Republic of Namibia, 5.5%, 2021 (n)	$8,758,000	$8,976,950

Nigeria - 0.1%
Afren PLC, 11.5%, 2016 (n)	$3,873,000	$4,086,015

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Panama - 0.9%
Panama Canal Railway Co., 7%, 2026		$5,185,122	$4,718,461
Panama Canal Railway Co., 7%, 2026 (n)		1,137,930	1,035,516
Republic of Panama, 8.875%, 2027		8,282,000	12,340,180
Republic of Panama, 9.375%, 2029		6,254,000	9,881,320
Republic of Panama, 6.7%, 2036		4,250,000	5,418,750

			$33,394,227
Peru - 2.1%
Banco de Credito del Peru, 5.375%, 2020		$3,361,000	$3,314,786
Banco de Credito del Peru, FRN, 6.875%, 2026 (n)		4,689,000	4,923,450
BBVA Continental, 5.75%, 2017 (z)		12,115,000	12,205,862
Corporacion Jose R Lindey S.A., 6.75%, 2021 (n)		4,748,000	5,032,880
IIRSA Norte Finance Ltd., 8.75%, 2024 (n)		179,828	205,228
IIRSA Norte Finance Ltd., 8.75%, 2024		3,637,564	4,151,369
Republic of Peru, 7.35%, 2025		18,526,000	24,639,580
Republic of Peru, 5.625%, 2050		5,051,000	5,434,876
Southern Copper Corp., 7.5%, 2035		16,499,000	18,776,274
Volcan Compania Minera S.A.A., 5.375%, 2022 (z)		2,635,000	2,655,416

			$81,339,721
Philippines - 6.0%
National Power Corp., 6.875%, 2016 (n)		$477,000	$548,550
National Power Corp., 8.4%, 2016		786,000	939,270
Power Sector Assets & Liabilities Management Corp., 7.39%, 2024 (n)		3,247,000	4,026,280
Republic of Philippines, 9.375%, 2017		10,565,000	13,628,850
Republic of Philippines, 7.5%, 2024		15,549,000	20,058,210
Republic of Philippines, 5.5%, 2026		61,580,000	68,969,600
Republic of Philippines, 6.375%, 2032		33,731,000	40,224,218
Republic of Philippines, 6.375%, 2034		62,712,000	75,411,180
Republic of Philippines, 6.25%, 2036	PHP	217,000,000	5,297,740

			$229,103,898
Poland - 1.8%
Eileme 2 AB, 11.625%, 2020 (z)		$7,107,000	$7,242,324
Republic of Poland, 5.125%, 2021		37,821,000	38,908,354
Republic of Poland, 5%, 2022		22,363,000	22,676,082

			$68,826,760
Qatar - 0.2%
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)		$2,707,000	$3,207,795
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019		1,800,000	2,133,000
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.298%, 2020		3,786,516	4,061,039

			$9,401,834

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Romania - 0.3%
Republic of Romania, 6.75%, 2022 (z)	$10,434,000	$10,340,824

Russia - 10.8%
Alfa Bank, 7.75%, 2021 (n)	$3,868,000	$3,655,260
Gaz Capital S.A., 8.125%, 2014	23,158,000	25,415,905
Gaz Capital S.A., 8.125%, 2014 (n)	1,430,000	1,569,425
Gaz Capital S.A., 4.95%, 2016 (n)	9,249,000	9,468,664
Gaz Capital S.A., 8.146%, 2018	7,909,000	9,213,985
Gaz Capital S.A., 9.25%, 2019	4,810,000	5,906,680
Gaz Capital S.A., 5.999%, 2021 (n)	18,890,000	19,267,800
JSC Severstal, 6.25%, 2016 (n)	4,894,000	4,812,157
LUKOIL International Finance B.V., 6.125%, 2020	7,547,000	7,763,976
LUKOIL International Finance B.V., 6.125%, 2020 (n)	10,502,000	10,803,932
Novatek Finance Ltd., 5.326%, 2016 (n)	6,542,000	6,713,727
OJSC Russian Agricultural Bank, 7.75%, 2018	2,431,000	2,704,488
OJSC Russian Agricultural Bank, 6%, 2021	1,000,000	937,500
OJSC Russian Agricultural Bank, FRN, 6%, 2021 (n)	12,513,000	11,730,937
Russian Federation, 5%, 2020 (n)	24,300,000	25,636,500
Russian Federation, 5%, 2020	70,500,000	74,377,500
Russian Federation, 7.5%, 2030	139,292,849	165,062,026
Sberbank of Russia, 6.125%, 2022 (z)	14,112,000	14,112,000
SCF Capital Ltd., 5.375%, 2017	910,000	805,350
SCF Capital Ltd., 5.375%, 2017 (n)	9,281,000	8,213,685
VimpelCom Ltd., 7.748%, 2021 (n)	3,477,000	3,355,305
VimpelCom Ltd., 7.504%, 2022 (n)	3,887,000	3,653,780

		$415,180,582
Serbia - 0.6%
Republic of Serbia, 7.25%, 2021 (n)	$17,507,000	$17,419,465
Republic of Serbia, FRN, 6.75%, 2024	5,747,734	5,431,609

		$22,851,074
South Africa - 1.5%
Gold Fields Orogen Holding Ltd., 4.875%, 2020 (n)	$10,514,000	$9,973,622
Myriad International Holdings B.V., 6.375%, 2017 (n)	7,736,000	8,432,240
Republic of South Africa, 6.875%, 2019	5,145,000	6,148,275
Republic of South Africa, 5.5%, 2020	8,396,000	9,298,570
Republic of South Africa, 4.665%, 2024	14,047,000	14,222,587
Transnet Ltd., 4.5%, 2016 (n)	10,927,000	11,229,492

		$59,304,786
South Korea - 0.2%
Hyundai Capital America, 4%, 2017 (z)	$6,012,000	$6,095,338

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Sri Lanka - 0.4%
Republic of Sri Lanka, 6.25%, 2020 (n)	$7,151,000	$7,133,122
Republic of Sri Lanka, 6.25%, 2021 (n)	7,400,000	7,295,579

		$14,428,701
Trinidad & Tobago - 0.4%
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019 (n)	$1,986,000	$2,358,375
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019	4,531,000	5,380,563
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022	7,776,125	7,678,923

		$15,417,861
Turkey - 7.9%
Republic of Turkey, 7.25%, 2015	$3,595,000	$3,918,550
Republic of Turkey, 7.5%, 2017	7,242,000	8,201,565
Republic of Turkey, 6.75%, 2018	12,367,000	13,510,948
Republic of Turkey, 7%, 2019	32,465,000	35,954,988
Republic of Turkey, 7.5%, 2019	37,965,000	43,090,275
Republic of Turkey, 7%, 2020	41,060,000	45,319,975
Republic of Turkey, 5.625%, 2021	52,500,000	52,762,500
Republic of Turkey, 5.125%, 2022	7,559,000	7,199,947
Republic of Turkey, 6.25%, 2022	25,293,000	26,051,790
Republic of Turkey, 7.375%, 2025	34,057,000	38,314,125
Republic of Turkey, 11.875%, 2030	5,182,000	8,420,750
Republic of Turkey, 8%, 2034	7,125,000	8,345,156
Turkiye Ihracat Kredi Bankasi A.S., 5.375%, 2016 (n)	11,811,000	11,692,890

		$302,783,459
Ukraine - 1.4%
Biz Finance PLC, 8.375%, 2015	$18,634,000	$16,724,015
Government of Ukraine, 6.875%, 2015 (n)	4,371,000	4,021,320
Government of Ukraine, 6.25%, 2016 (n)	11,746,000	10,277,750
Government of Ukraine, 6.25%, 2016	2,678,000	2,343,250
Government of Ukraine, 7.95%, 2021	5,516,000	4,909,240
Government of Ukraine, 7.95%, 2021 (n)	2,719,000	2,419,910
Naftogaz Ukraine, 9.5%, 2014	13,793,000	13,293,004

		$53,988,489
United Arab Emirates - 0.3%
Abu Dhabi National Energy Co. PJSC (TAQA), 5.875%, 2021 (z)	$9,740,000	$10,080,900

United States - 0.3%
NII Holdings, Inc., 7.625%, 2021	$4,325,000	$4,433,125
U.S. Treasury Bonds, 6.5%, 2026 (f)	4,629,000	7,031,738

		$11,464,863

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Uruguay - 1.1%
Navios South American Logistics, Inc., 9.25%, 2019 (n)	$3,450,000	$2,829,000
Republic of Uruguay, 8%, 2022	27,274,296	37,147,591
Republic of Uruguay, 7.625%, 2036	2,732,000	3,770,160

		$43,746,751
Venezuela - 9.8%
Petroleos de Venezuela S.A., 5.25%, 2017	$7,970,200	$5,519,364
Petroleos de Venezuela S.A., 8.5%, 2017	21,785,000	17,264,612
Republic of Venezuela, 8.5%, 2014	23,012,000	22,206,580
Republic of Venezuela, 5.75%, 2016	68,364,000	56,229,390
Republic of Venezuela, 7%, 2018	21,978,000	16,483,500
Republic of Venezuela, 7.75%, 2019	82,380,000	62,608,800
Republic of Venezuela, 12.75%, 2022	78,034,000	74,717,555
Republic of Venezuela, 9%, 2023	15,593,000	11,694,750
Republic of Venezuela, 8.25%, 2024	27,972,000	19,790,190
Republic of Venezuela, 7.65%, 2025	14,655,000	9,965,400
Republic of Venezuela, 11.75%, 2026	31,621,000	27,747,427
Republic of Venezuela, 9.25%, 2027	14,484,000	11,188,890
Republic of Venezuela, 11.95%, 2031	35,637,000	31,004,190
Republic of Venezuela, 7%, 2038	15,812,000	9,842,970

		$376,263,618
Vietnam - 0.4%
Republic of Vietnam, 6.875%, 2016	$6,144,000	$6,451,200
Republic of Vietnam, 6.75%, 2020 (n)	2,502,000	2,570,805
Republic of Vietnam, 6.75%, 2020	4,600,000	4,726,500

		$13,748,505
Total Bonds (Identified Cost, $3,290,293,351)		$3,481,612,597

Money Market Funds - 8.9%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	340,371,693	$340,371,693
Total Investments (Identified Cost, $3,630,665,044)		$3,821,984,290

Other Assets, Less Liabilities - 0.4%		14,070,098
Net Assets - 100.0%		$3,836,054,388

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $698,654,168, representing 18.2% of net assets.

Portfolio of Investments (unaudited) – continued

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Abu Dhabi National Energy Co. PJSC (TAQA), 5.875%, 2021	12/05/11	$9,693,243	$10,080,900
BBVA Continental, 5.75%, 2017	1/10/12	12,115,000	12,205,862
Banco do Brasil S.A., 9.25%, 2049	1/12/12	8,825,000	9,612,357
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2022	1/26/12-1/31/12	16,759,762	17,197,080
Braskem Finance Ltd., 5.75%, 2021	1/26/12	4,859,514	4,847,850
Eileme 2 AB, 11.625%, 2020	1/19/12-1/20/12	6,983,149	7,242,324
Empresa Nacional del Petroleo, 4.75%, 2021	12/01/11	6,700,990	7,049,833
Grupo Aval Ltd., 5.25%, 2017	1/25/12	10,025,366	10,195,920
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022	1/18/12	9,963,760	10,252,309
Hyundai Capital America, 4%, 2017	12/01/11	5,985,671	6,095,338
Itau Unibanco Holding S.A., 6.2%, 2021	1/17/12	8,158,074	8,241,000
Pacific Rubiales Energy Corp., 7.25%, 2021	11/09/09-1/20/12	20,989,068	22,584,100
Petroleos Mexicanos, 4.875%, 2022	1/17/12	9,902,140	10,309,390
Republic of Indonesia, 5.25%, 2042	1/09/12	7,605,570	8,000,842
Republic of Lithuania, 6.625%, 2022	1/25/12-1/31/12	28,018,656	28,638,699
Republic of Romania, 6.75%, 2022	1/31/12	10,340,824	10,340,824
Sberbank of Russia, 6.125%, 2022	1/31/12	14,112,000	14,112,000
Urbi Desarrollos Urbanos S.A.B. de C.V., 9.75%, 2022	1/27/12	9,351,006	9,522,747
Volcan Compania Minera S.A.A., 5.375%, 2022	1/26/12	2,635,000	2,655,416
Total Restricted Securities			$209,184,791
% of Net Assets			5.5%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
PHP	Philippine Peso
PLN	Polish Zloty

Portfolio of Investments (unaudited) – continued

RUB	Russian Ruble
SGD	Singapore Dollar
ZAR	South African Rand

Derivative Contracts at 1/31/12

Forward Foreign Currency Exchange Contracts at 1/31/12

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	BRL	Barclays Bank PLC	12,428,000	2/02/12	$6,968,321	$7,113,095	$144,774
BUY	BRL	Deutsche Bank AG	43,387,000	2/02/12	23,399,806	24,832,303	1,432,497
BUY	BRL	JPMorgan Chase Bank N.A.	23,880,000	2/02/12	13,115,965	13,667,582	551,617
BUY	BRL	Merrill Lynch International Bank	10,585,000	2/02/12	5,971,791	6,058,265	86,474
SELL	BRL	Barclays Bank PLC	12,428,000	2/02/12	7,146,225	7,113,095	33,130
SELL	BRL	Deutsche Bank AG	43,387,000	2/02/12	24,947,962	24,832,303	115,659
SELL	BRL	JPMorgan Chase Bank N.A.	90,280,000	2/02/12	51,736,390	51,671,245	65,145
SELL	BRL	Merrill Lynch International Bank	10,585,000	2/02/12	6,086,482	6,058,265	28,217
BUY	EUR	JPMorgan Chase Bank N.A.	10,586,000	4/12/12	13,606,779	13,850,083	243,304
BUY	EUR	Merrill Lynch International Bank	10,675,000	4/12/12	13,722,179	13,966,525	244,346
SELL	EUR	Barclays Bank PLC	12,636,000	2/14/12	17,100,172	16,528,881	571,291
BUY	MXN	Deutsche Bank AG	519,405,921	2/13/12-2/27/12	37,522,707	39,793,112	2,270,405
BUY	MXN	HSBC Bank	83,728,000	2/15/12	6,135,816	6,416,593	280,777
BUY	MXN	JPMorgan Chase Bank N.A.	1,027,967,921	2/13/12-3/23/12	75,987,900	78,711,048	2,723,148
BUY	MXN	Merrill Lynch International Bank	144,816,000	3/23/12	10,933,646	11,063,241	129,595
BUY	MXN	Royal Bank of Scotland Group PLC	117,730,000	2/27/12	8,660,757	9,013,087	352,330
BUY	MXN	UBS AG	116,064,000	3/23/12	8,765,704	8,866,727	101,023
BUY	PLN	Barclays Bank PLC	12,382,000	2/15/12	3,640,747	3,831,893	191,146
BUY	PLN	Deutsche Bank AG	53,890,500	2/15/12	16,327,105	16,677,649	350,544
BUY	PLN	Goldman Sachs International	26,590,500	2/15/12	8,139,617	8,229,039	89,422
BUY	PLN	HSBC Bank	13,942,000	2/15/12	4,192,957	4,314,671	121,714
BUY	PLN	JPMorgan Chase Bank N.A.	88,725,000	2/15/12-3/26/12	26,555,251	27,427,427	872,176
BUY	PLN	UBS AG	14,215,000	3/26/12	4,308,881	4,380,596	71,715
BUY	SGD	Barclays Bank PLC	23,194,000	4/12/12	18,144,836	18,441,942	297,106
BUY	ZAR	Deutsche Bank AG	180,294,000	3/23/12	22,559,681	22,880,567	320,886

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
BUY	ZAR	JPMorgan Chase Bank N.A.	108,424,000	3/23/12	$13,535,860	$13,759,763	$223,903

							$11,912,344

Liability Derivatives
BUY	BRL	JPMorgan Chase Bank N.A.	156,680,000	2/02/12-4/03/12	$89,252,683	$88,939,528	$(313,155)
BUY	EUR	Barclays Bank PLC	13,637,000	2/14/12	17,958,974	17,838,267	(120,707)
SELL	EUR	Barclays Bank PLC	15,023,692	4/12/12	19,122,616	19,656,092	(533,476)
SELL	EUR	Credit Suisse Group	7,233,692	4/12/12	9,207,550	9,464,126	(256,576)
BUY	MXN	Citibank N.A.	31,609,000	4/30/12	2,426,267	2,407,213	(19,054)
BUY	MXN	Deutsche Bank AG	80,819,000	4/30/12	6,216,129	6,154,846	(61,283)
BUY	MXN	JPMorgan Chase Bank N.A.	80,777,000	4/30/12	6,221,033	6,151,648	(69,385)
BUY	MXN	UBS AG	80,735,000	4/30/12	6,202,083	6,148,449	(53,634)
SELL	MXN	Deutsche Bank AG	60,349,000	2/15/12	4,310,489	4,624,916	(314,427)
SELL	MXN	HSBC Bank	60,352,000	2/15/12	4,314,278	4,625,146	(310,868)
SELL	MXN	JPMorgan Chase Bank N.A.	69,419,000	2/27/12	4,899,195	5,314,529	(415,334)
SELL	MXN	Merrill Lynch International Bank	88,244,000	2/15/12	6,306,155	6,762,682	(456,527)
SELL	MXN	Royal Bank of Scotland Group PLC	46,167,000	2/27/12	3,255,324	3,534,419	(279,095)
SELL	MXN	UBS AG	82,190,000	2/15/12-2/27/12	5,826,961	6,294,887	(467,926)
SELL	PHP	JPMorgan Chase Bank N.A.	209,671,364	3/06/12	4,733,522	4,875,343	(141,821)
BUY	PLN	Barclays Bank PLC	11,286,000	2/15/12	3,499,643	3,492,711	(6,932)
BUY	PLN	Citibank N.A.	2,834,000	4/30/12	877,249	870,285	(6,964)
BUY	PLN	JPMorgan Chase Bank N.A.	83,705,000	4/30/12	25,748,786	25,704,729	(44,057)
SELL	PLN	Barclays Bank PLC	14,021,000	2/15/12	4,256,617	4,339,120	(82,503)
SELL	PLN	Deutsche Bank AG	28,160,000	2/15/12	8,301,440	8,714,757	(413,317)
SELL	PLN	JPMorgan Chase Bank N.A.	62,000,000	2/15/12	18,111,573	19,187,320	(1,075,747)
SELL	PLN	UBS AG	18,536,000	2/15/12	5,623,445	5,736,390	(112,945)
BUY	RUB	JPMorgan Chase Bank N.A.	571,659,000	2/27/12	18,826,922	18,811,722	(15,200)

							$(5,570,933)

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 1/31/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Long)	USD	296	$43,049,500	March - 2012	$764,393
U.S. Treasury Note 10 yr (Long)	USD	330	43,642,500	March - 2012	756,814

					$1,521,207

Swap Agreements at 1/31/12

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
3/20/17	USD	14,500,000	Morgan Stanley Capital Services, Inc. (a)	1.00% (fixed rate)	(1)	$(2,967,489)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Republic of Hungary, 4.75%, 2/03/15, a BB+ rated bond. The fund entered into the contract to gain issuer exposure.
(a)	Net unamortized premiums received by the fund amounted to $2,872,774.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At January 31, 2012, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 1/31/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $3,290,293,351)	$3,481,612,597
Underlying affiliated funds, at cost and value	340,371,693
Total investments, at value (identified cost, $3,630,665,044)	$3,821,984,290
Cash	11,444,385
Restricted cash	3,080,000
Receivables for
Forward foreign currency exchange contracts	11,912,344
Daily variation margin on open futures contracts	312,688
Investments sold	89,089,920
Fund shares sold	40,236,819
Interest	55,411,487
Other assets	32,885
Total assets	$4,033,504,818
Liabilities
Payables for
Distributions	$4,151,257
Forward foreign currency exchange contracts	5,570,933
Investments purchased	176,109,185
Fund shares reacquired	7,324,987
Swaps, at value (net unamortized premiums received, $2,872,774)	2,967,489
Payable to affiliates
Investment adviser	147,867
Shareholder servicing costs	857,665
Distribution and service fees	42,630
Payable for independent Trustees’ compensation	5,435
Accrued expenses and other liabilities	272,982
Total liabilities	$197,450,430
Net assets	$3,836,054,388
Net assets consist of
Paid-in capital	$3,665,151,973
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	199,087,308
Accumulated distributions in excess of net realized gain on investments and foreign currency transactions	(20,977,975)
Accumulated distributions in excess of net investment income	(7,206,918)
Net assets	$3,836,054,388
Shares of beneficial interest outstanding	258,581,004

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,185,195,827	79,835,535	$14.85
Class B	49,371,277	3,312,603	14.90
Class C	413,259,172	27,756,405	14.89
Class I	1,975,170,428	133,328,808	14.81
Class W	110,806,649	7,466,997	14.84
Class R1	602,475	40,417	14.91
Class R2	17,674,128	1,186,204	14.90
Class R3	25,456,806	1,713,944	14.85
Class R4	58,517,626	3,940,091	14.85

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $15.59 [100 / 95.25 x $14.85]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, W, R1, R2, R3, and R4.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 1/31/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$102,634,736
Dividends from underlying affiliated funds	115,515
Total investment income	$102,750,251
Expenses
Management fee	$12,374,490
Distribution and service fees	3,692,886
Shareholder servicing costs	1,832,665
Administrative services fee	263,711
Independent Trustees’ compensation	27,392
Custodian fee	181,348
Shareholder communications	172,860
Audit and tax fees	30,079
Legal fees	24,523
Miscellaneous	197,156
Total expenses	$18,797,110
Fees paid indirectly	(2,309)
Reduction of expenses by investment adviser	(242,038)
Net expenses	$18,552,763
Net investment income	$84,197,488
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(5,205,682)
Futures contracts	8,058,572
Swap transactions	(1,794,278)
Foreign currency transactions	(4,339,300)
Net realized gain (loss) on investments and foreign currency transactions	$(3,280,688)
Change in unrealized appreciation (depreciation)
Investments	$(10,910,806)
Futures contracts	361,516
Swap transactions	113,408
Translation of assets and liabilities in foreign currencies	4,576,927
Net unrealized gain (loss) on investments and foreign currency translation	$(5,858,955)
Net realized and unrealized gain (loss) on investments and foreign currency	$(9,139,643)
Change in net assets from operations	$75,057,845

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 1/31/12	Year ended 7/31/11
Change in net assets	(unaudited)
From operations
Net investment income	$84,197,488	$149,188,408
Net realized gain (loss) on investments and foreign currency transactions	(3,280,688)	59,872,399
Net unrealized gain (loss) on investments and foreign currency translation	(5,858,955)	46,867,730
Change in net assets from operations	$75,057,845	$255,928,537
Distributions declared to shareholders
From net investment income	$(95,141,486)	$(152,044,345)
From net realized gain on investments	(11,545,565)	(62,911,674)
Total distributions declared to shareholders	$(106,687,051)	$(214,956,019)
Change in net assets from fund share transactions	$488,476,365	$706,759,283
Total change in net assets	$456,847,159	$747,731,801
Net assets
At beginning of period	3,379,207,229	2,631,475,428
At end of period (including accumulated distributions in excess of net investment income of $7,206,918 and undistributed net investment income of $3,737,080, respectively)	$3,836,054,388	$3,379,207,229

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 1/31/12 (unaudited)		Years ended 7/31
Class A			2011	2010	2009	2008	2007

Net asset value, beginning of period	$15.01		$14.80	$13.16	$13.43	$13.75	$13.67
Income (loss) from investment operations
Net investment income (d)	$0.35		$0.71	$0.75	$0.79	$0.80	$0.86
Net realized and unrealized gain (loss) on investments and foreign currency	(0.06)		0.54	1.74	(0.18)	(0.05)	0.30
Total from investment operations	$0.29		$1.25	$2.49	$0.61	$0.75	$1.16
Less distributions declared to shareholders
From net investment income	$(0.40)		$(0.73)	$(0.85)	$(0.88)	$(0.86)	$(0.89)
From net realized gain on investments	(0.05)		(0.31)	—	—	(0.21)	(0.19)
Total distributions declared to shareholders	$(0.45)		$(1.04)	$(0.85)	$(0.88)	$(1.07)	$(1.08)
Net asset value, end of period (x)	$14.85		$15.01	$14.80	$13.16	$13.43	$13.75
Total return (%) (r)(s)(t)(x)	2.01	(n)	8.80	19.39	5.58	5.48	8.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	(a)	1.15	1.19	1.40	1.40	1.43
Expenses after expense reductions (f)	1.11	(a)	1.14	1.19	1.34	1.30	1.33
Net investment income	4.83	(a)	4.83	5.29	6.59	5.78	6.14
Portfolio turnover	29		80	100	109	112	125
Net assets at end of period (000 omitted)	$1,185,196		$1,123,447	$1,014,705	$405,619	$364,037	$318,682

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/12 (unaudited)		Years ended 7/31
Class B			2011	2010	2009	2008	2007

Net asset value, beginning of period	$15.07		$14.85	$13.21	$13.48	$13.81	$13.71
Income (loss) from investment operations
Net investment income (d)	$0.30		$0.61	$0.66	$0.71	$0.70	$0.77
Net realized and unrealized gain (loss) on investments and foreign currency	(0.07)		0.54	1.72	(0.19)	(0.06)	0.31
Total from investment operations	$0.23		$1.15	$2.38	$0.52	$0.64	$1.08
Less distributions declared to shareholders
From net investment income	$(0.35)		$(0.62)	$(0.74)	$(0.79)	$(0.76)	$(0.79)
From net realized gain on investments	(0.05)		(0.31)	—	—	(0.21)	(0.19)
Total distributions declared to shareholders	$(0.40)		$(0.93)	$(0.74)	$(0.79)	$(0.97)	$(0.98)
Net asset value, end of period (x)	$14.90		$15.07	$14.85	$13.21	$13.48	$13.81
Total return (%) (r)(s)(t)(x)	1.57	(n)	8.06	18.46	4.81	4.62	7.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.87	(a)	1.90	1.94	2.10	2.05	2.08
Expenses after expense reductions (f)	1.86	(a)	1.89	1.94	2.10	2.05	2.08
Net investment income	4.08	(a)	4.09	4.61	5.88	5.07	5.44
Portfolio turnover	29		80	100	109	112	125
Net assets at end of period (000 omitted)	$49,371		$46,190	$33,123	$17,316	$19,042	$22,775

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/12 (unaudited)		Years ended 7/31
Class C			2011	2010	2009	2008	2007

Net asset value, beginning of period	$15.05		$14.84	$13.20	$13.48	$13.80	$13.72
Income (loss) from investment operations
Net investment income (d)	$0.30		$0.61	$0.63	$0.70	$0.69	$0.75
Net realized and unrealized gain (loss) on investments and foreign currency	(0.06)		0.53	1.75	(0.19)	(0.04)	0.31
Total from investment operations	$0.24		$1.14	$2.38	$0.51	$0.65	$1.06
Less distributions declared to shareholders
From net investment income	$(0.35)		$(0.62)	$(0.74)	$(0.79)	$(0.76)	$(0.79)
From net realized gain on investments	(0.05)		(0.31)	—	—	(0.21)	(0.19)
Total distributions declared to shareholders	$(0.40)		$(0.93)	$(0.74)	$(0.79)	$(0.97)	$(0.98)
Net asset value, end of period (x)	$14.89		$15.05	$14.84	$13.20	$13.48	$13.80
Total return (%) (r)(s)(t)(x)	1.63	(n)	7.99	18.47	4.73	4.70	7.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.87	(a)	1.90	1.94	2.09	2.05	2.08
Expenses after expense reductions (f)	1.86	(a)	1.89	1.94	2.09	2.05	2.08
Net investment income	4.08	(a)	4.09	4.44	5.83	5.03	5.35
Portfolio turnover	29		80	100	109	112	125
Net assets at end of period (000 omitted)	$413,259		$390,816	$263,226	$53,151	$29,499	$27,060

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/12 (unaudited)		Years ended 7/31
Class I			2011	2010	2009	2008	2007

Net asset value, beginning of period	$14.98		$14.77	$13.13	$13.42	$13.75	$13.65
Income (loss) from investment operations
Net investment income (d)	$0.37		$0.75	$0.78	$0.83	$0.82	$0.92
Net realized and unrealized gain (loss) on investments and foreign currency	(0.07)		0.53	1.74	(0.21)	(0.05)	0.29
Total from investment operations	$0.30		$1.28	$2.52	$0.62	$0.77	$1.21
Less distributions declared to shareholders
From net investment income	$(0.42)		$(0.76)	$(0.88)	$(0.91)	$(0.89)	$(0.92)
From net realized gain on investments	(0.05)		(0.31)	—	—	(0.21)	(0.19)
Total distributions declared to shareholders	$(0.47)		$(1.07)	$(0.88)	$(0.91)	$(1.10)	$(1.11)
Net asset value, end of period (x)	$14.81		$14.98	$14.77	$13.13	$13.42	$13.75
Total return (%) (r)(s)(x)	2.07	(n)	9.08	19.71	5.68	5.66	8.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.90	0.95	1.06	1.06	1.08
Expenses after expense reductions (f)	0.86	(a)	0.89	0.94	1.06	1.06	1.08
Net investment income	5.07	(a)	5.10	5.50	6.70	6.02	6.41
Portfolio turnover	29		80	100	109	112	125
Net assets at end of period (000 omitted)	$1,975,170		$1,633,849	$992,622	$279,983	$11,038	$8,518

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/12 (unaudited)		Years ended 7/31
Class W			2011	2010	2009	2008	2007

Net asset value, beginning of period	$15.00		$14.79	$13.15	$13.43	$13.74	$13.67
Income (loss) from investment operations
Net investment income (d)	$0.37		$0.73	$0.75	$0.81	$0.81	$0.87
Net realized and unrealized gain (loss) on investments and foreign currency	(0.07)		0.54	1.76	(0.19)	(0.03)	0.30
Total from investment operations	$0.30		$1.27	$2.51	$0.62	$0.78	$1.17
Less distributions declared to shareholders
From net investment income	$(0.41)		$(0.75)	$(0.87)	$(0.90)	$(0.88)	$(0.91)
From net realized gain on investments	(0.05)		(0.31)	—	—	(0.21)	(0.19)
Total distributions declared to shareholders	$(0.46)		$(1.06)	$(0.87)	$(0.90)	$(1.09)	$(1.10)
Net asset value, end of period (x)	$14.84		$15.00	$14.79	$13.15	$13.43	$13.74
Total return (%) (r)(s)(x)	2.09	(n)	8.97	19.57	5.66	5.71	8.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	0.99	1.03	1.18	1.16	1.18
Expenses after expense reductions (f)	0.96	(a)	0.99	1.03	1.17	1.16	1.18
Net investment income	5.00	(a)	4.95	5.26	6.64	5.87	6.04
Portfolio turnover	29		80	100	109	112	125
Net assets at end of period (000 omitted)	$110,807		$115,940	$298,331	$19,614	$6,938	$4,002

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/12 (unaudited)		Years ended 7/31
Class R1			2011	2010	2009 (i)

Net asset value, beginning of period	$15.07		$14.86	$13.21	$10.67
Income (loss) from investment operations
Net investment income (d)	$0.30		$0.61	$0.66	$0.48
Net realized and unrealized gain (loss) on investments and foreign currency	(0.06)		0.53	1.73	2.53	(g)
Total from investment operations	$0.24		$1.14	$2.39	$3.01
Less distributions declared to shareholders
From net investment income	$(0.35)		$(0.62)	$(0.74)	$(0.47)
From net realized gain on investments	(0.05)		(0.31)	—	—
Total distributions declared to shareholders	$(0.40)		$(0.93)	$(0.74)	$(0.47)
Net asset value, end of period (x)	$14.91		$15.07	$14.86	$13.21
Total return (%) (r)(s)(x)	1.64	(n)	7.98	18.54	28.71	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.87	(a)	1.90	1.94	2.12	(a)
Expenses after expense reductions (f)	1.86	(a)	1.90	1.94	2.12	(a)
Net investment income	4.06	(a)	4.12	4.65	6.03	(a)
Portfolio turnover	29		80	100	109
Net assets at end of period (000 omitted)	$602		$492	$233	$130

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/12 (unaudited)		Years ended 7/31
Class R2			2011	2010	2009 (i)

Net asset value, beginning of period	$15.06		$14.85	$13.21	$10.67
Income (loss) from investment operations
Net investment income (d)	$0.34		$0.69	$0.72	$0.52
Net realized and unrealized gain (loss) on investments and foreign currency	(0.07)		0.52	1.74	2.53	(g)
Total from investment operations	$0.27		$1.21	$2.46	$3.05
Less distributions declared to shareholders
From net investment income	$(0.38)		$(0.69)	$(0.82)	$(0.51)
From net realized gain on investments	(0.05)		(0.31)	—	—
Total distributions declared to shareholders	$(0.43)		$(1.00)	$(0.82)	$(0.51)
Net asset value, end of period (x)	$14.90		$15.06	$14.85	$13.21
Total return (%) (r)(s)(x)	1.89	(n)	8.52	19.04	29.13	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.37	(a)	1.41	1.46	1.59	(a)
Expenses after expense reductions (f)	1.36	(a)	1.40	1.46	1.59	(a)
Net investment income	4.56	(a)	4.64	5.07	6.30	(a)
Portfolio turnover	29		80	100	109
Net assets at end of period (000 omitted)	$17,674		$11,329	$1,798	$689

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/12 (unaudited)		Years ended 7/31
Class R3			2011	2010	2009 (i)

Net asset value, beginning of period	$15.01		$14.80	$13.16	$10.63
Income (loss) from investment operations
Net investment income (d)	$0.35		$0.72	$0.74	$0.53
Net realized and unrealized gain (loss) on investments and foreign currency	(0.06)		0.53	1.75	2.53	(g)
Total from investment operations	$0.29		$1.25	$2.49	$3.06
Less distributions declared to shareholders
From net investment income	$(0.40)		$(0.73)	$(0.85)	$(0.53)
From net realized gain on investments	(0.05)		(0.31)	—	—
Total distributions declared to shareholders	$(0.45)		$(1.04)	$(0.85)	$(0.53)
Net asset value, end of period (x)	$14.85		$15.01	$14.80	$13.16
Total return (%) (r)(s)(x)	2.01	(n)	8.80	19.39	29.33	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	(a)	1.15	1.20	1.35	(a)
Expenses after expense reductions (f)	1.11	(a)	1.15	1.20	1.35	(a)
Net investment income	4.75	(a)	4.87	5.15	6.68	(a)
Portfolio turnover	29		80	100	109
Net assets at end of period (000 omitted)	$25,457		$8,831	$2,981	$336

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/12 (unaudited)		Years ended 7/31
Class R4			2011	2010	2009 (i)

Net asset value, beginning of period	$15.01		$14.80	$13.16	$10.63
Income (loss) from investment operations
Net investment income (d)	$0.37		$0.76	$0.72	$0.56
Net realized and unrealized gain (loss) on investments and foreign currency	(0.06)		0.53	1.80	2.52	(g)
Total from investment operations	$0.31		$1.29	$2.52	$3.08
Less distributions declared to shareholders
From net investment income	$(0.42)		$(0.77)	$(0.88)	$(0.55)
From net realized gain on investments	(0.05)		(0.31)	—	—
Total distributions declared to shareholders	$(0.47)		$(1.08)	$(0.88)	$(0.55)
Net asset value, end of period (x)	$14.85		$15.01	$14.80	$13.16
Total return (%) (r)(s)(x)	2.14	(n)	9.07	19.68	29.54	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.90	1.02	1.12	(a)
Expenses after expense reductions (f)	0.86	(a)	0.90	1.02	1.12	(a)
Net investment income	5.07	(a)	5.11	5.00	7.02	(a)
Portfolio turnover	29		80	100	109
Net assets at end of period (000 omitted)	$58,518		$48,313	$24,458	$130

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception December 1, 2008 (Classes R1, R2, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Emerging Markets Debt Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less

Notes to Financial Statements (unaudited) – continued

generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset

Notes to Financial Statements (unaudited) – continued

value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forward foreign currency exchange contracts, and swap contracts.

Notes to Financial Statements (unaudited) – continued

The following is a summary of the levels used as of January 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$7,031,738	$—	$7,031,738
Non-U.S. Sovereign Debt	—	3,034,691,945	—	3,034,691,945
Corporate Bonds	—	4,433,125	—	4,433,125
Foreign Bonds	—	435,455,789	—	435,455,789
Mutual Funds	340,371,693	—	—	340,371,693
Total Investments	$340,371,693	$3,481,612,597	$—	$3,821,984,290

Other Financial Instruments
Futures	$1,521,207	$—	$—	$1,521,207
Swaps	—	(2,967,489)	—	(2,967,489)
Forward Foreign Currency Exchange Contracts	—	6,341,411	—	6,341,411

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements.

Notes to Financial Statements (unaudited) – continued

The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at January 31, 2012 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$1,521,207	$—
Foreign Exchange	Forward Foreign Currency Exchange	11,912,344	(5,570,933)
Credit	Credit Default Swaps	—	(2,967,489)
Total		$13,433,551	$(8,538,422)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended January 31, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Transactions	Foreign Currency Transactions	Investment Transactions (Purchased Options)
Interest Rate	$8,058,572	$(1,794,278)	$—	$(190,634)
Foreign Exchange	—	—	(4,336,083)	(425,655)
Credit	—	—	—	—
Total	$8,058,572	$(1,794,278)	$(4,336,083)	$(616,289)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended January 31, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Transactions	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate	$361,516	$—	$—	$153,338
Foreign Exchange	—	—	4,576,942	—
Credit	—	113,408	—	—

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk

Notes to Financial Statements (unaudited) – continued

whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation.

Notes to Financial Statements (unaudited) – continued

Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For

Notes to Financial Statements (unaudited) – continued

hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund entered into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument

Notes to Financial Statements (unaudited) – continued

and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into credit default swaps in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Credit default swaps are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swaps in a net liability position as of January 31, 2012 is disclosed in the footnotes to the Portfolio of Investments. As discussed earlier in this note, collateral requirements for these swaps are based generally on the market value of the swap netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s

Notes to Financial Statements (unaudited) – continued

notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s deliverable obligation. If a defined credit event had occurred as of January 31, 2012, the swaps’ credit-risk-related contingent features would have been triggered and, for those swaps in a net liability position for which the fund is the protection seller, the fund in order to settle these swaps would have been required to either (1) pay the swap’s notional value of $14,500,000 less the value of the contracts’ related deliverable obligations as decided through an ISDA auction or (2) pay the notional value of the swaps in return for physical receipt of the deliverable obligations.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended January 31, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, derivative transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

7/31/11
Ordinary income (including any short-term capital gains)	$208,201,710
Long-term capital gains	6,754,309
Total distributions	$214,956,019

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 1/31/12
Cost of investments	$3,651,687,972
Gross appreciation	189,748,260
Gross depreciation	(19,451,942)
Net unrealized appreciation (depreciation)	$170,296,318

As of 7/31/11
Undistributed ordinary income	20,695,336
Undistributed long-term capital gain	8,913,612
Other temporary differences	(14,309,430)
Net unrealized appreciation (depreciation)	187,232,103

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 1/31/12	Year ended 7/31/11	Six months ended 1/31/12	Year ended 7/31/11
Class A	$30,280,663	$57,202,782	$3,648,950	$25,694,544
Class B	1,111,723	1,751,399	157,001	888,659
Class C	9,222,528	14,654,997	1,294,311	7,418,297
Class I	49,263,170	62,654,991	5,809,185	21,366,336
Class W	3,044,685	13,557,615	344,311	6,768,914
Class R1	12,577	16,821	1,842	7,842
Class R2	343,612	290,781	45,634	90,188
Class R3	368,650	279,020	59,773	97,615
Class R4	1,493,878	1,635,939	184,558	579,279
Total	$95,141,486	$152,044,345	$11,545,565	$62,911,674

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2012. For the six months ended January 31, 2012, this reduction amounted to $237,522 and is reflected as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended January 31, 2012 was equivalent to an annual effective rate of 0.70% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fee, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that operating expenses do not exceed 0.40% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2012. For the six months ended January 31, 2012, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $177,223 for the six months ended January 31, 2012, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,388,788
Class B	0.75%	0.25%	1.00%	1.00%	236,482
Class C	0.75%	0.25%	1.00%	1.00%	1,961,008
Class W	0.10%	—	0.10%	0.10%	54,382
Class R1	0.75%	0.25%	1.00%	1.00%	2,665
Class R2	0.25%	0.25%	0.50%	0.50%	32,872
Class R3	—	0.25%	0.25%	0.25%	16,689
Total Distribution and Service Fees					$3,692,886

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2012 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2012, were as follows:

Amount
Class A	$71,220
Class B	43,414
Class C	38,518

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended January 31, 2012, the fee was $263,173, which equated to 0.0152% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended January 31, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,370,905.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related

Notes to Financial Statements (unaudited) – continued

expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the period August 1, 2011 through December 31, 2011, these costs for the fund amounted to $198,587 and are reflected in the shareholder servicing costs on the Statement of Operations. Effective January 1, 2012, the fund no longer pays any expenses under this agreement.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended January 31, 2012 was equivalent to an annual effective rate of 0.0152% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended January 31, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $18,007 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $4,516, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is

Notes to Financial Statements (unaudited) – continued

included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $1,303,470,431 and $914,039,472, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 1/31/12		Year ended 7/31/11
	Shares	Amount	Shares	Amount
Shares sold
Class A	17,903,347	$262,082,939	50,040,643	$742,743,071
Class B	505,204	7,429,804	1,348,665	20,195,357
Class C	3,756,249	55,060,226	12,349,951	184,596,630
Class I	38,183,377	558,320,052	78,787,319	1,157,974,967
Class W	914,497	13,370,097	14,079,623	209,993,733
Class R1	14,147	206,640	22,052	327,026
Class R2	471,786	6,917,962	686,220	10,153,379
Class R3	1,246,961	18,106,606	505,076	7,449,444
Class R4	1,090,222	15,900,803	2,019,515	29,894,001
	64,085,790	$937,395,129	159,839,064	$2,363,327,608
Shares issued to shareholders in reinvestment of distributions
Class A	1,905,937	$27,796,944	4,638,171	$68,301,857
Class B	64,421	943,003	135,863	2,007,443
Class C	452,995	6,625,485	951,509	14,040,290
Class I	2,624,145	38,184,846	3,652,285	53,799,782
Class W	213,341	3,109,950	1,329,172	19,582,822
Class R1	979	14,338	1,660	24,532
Class R2	26,582	389,246	25,807	380,969
Class R3	29,282	427,935	25,550	376,350
Class R4	97,316	1,420,027	128,539	1,894,730
	5,414,998	$78,911,774	10,888,556	$160,408,775

Notes to Financial Statements (unaudited) – continued

	Six months ended 1/31/12		Year ended 7/31/11
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(14,830,075)	$(216,359,868)	(48,399,650)	$(710,906,979)
Class B	(322,714)	(4,720,567)	(648,734)	(9,584,483)
Class C	(2,418,314)	(35,386,242)	(5,073,532)	(74,635,406)
Class I	(16,569,988)	(241,111,802)	(40,560,478)	(600,472,524)
Class W	(1,389,382)	(20,216,683)	(27,849,778)	(409,390,841)
Class R1	(7,371)	(108,600)	(6,734)	(98,951)
Class R2	(64,244)	(940,368)	(80,966)	(1,186,615)
Class R3	(150,615)	(2,213,857)	(143,674)	(2,115,959)
Class R4	(465,349)	(6,772,551)	(582,389)	(8,585,342)
	(36,218,052)	$(527,830,538)	(123,345,935)	$(1,816,977,100)
Net change
Class A	4,979,209	$73,520,015	6,279,164	$100,137,949
Class B	246,911	3,652,240	835,794	12,618,317
Class C	1,790,930	26,299,469	8,227,928	124,001,514
Class I	24,237,534	355,393,096	41,879,126	611,302,225
Class W	(261,544)	(3,736,636)	(12,440,983)	(179,814,286)
Class R1	7,755	112,378	16,978	252,607
Class R2	434,124	6,366,840	631,061	9,347,733
Class R3	1,125,628	16,320,684	386,952	5,709,835
Class R4	722,189	10,548,279	1,565,665	23,203,389
	33,282,736	$488,476,365	47,381,685	$706,759,283

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, MFS Growth Allocation Fund, and the MFS Moderate Allocation Fund, were the owners of record of approximately 1%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, and the MFS Lifetime Retirement Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is

Notes to Financial Statements (unaudited) – continued

allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended January 31, 2012, the fund’s commitment fee and interest expense were $11,672 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	201,924,108	704,214,869	(565,767,284)	340,371,693

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$115,515	$340,371,693

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Emerging Markets Debt Local Currency Fund

SEMIANNUAL REPORT

January 31, 2012

EML-SEM

MFS® EMERGING MARKETS DEBT LOCAL CURRENCY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis. Over the past year, we have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and questions about oil supplies. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses as consumers and businesses struggle with what appears to be a slowing global economy. And now, as the US economy begins to regain its footing, we see the economies of the eurozone heading toward recession as the region’s leaders continue to address sovereign debt crises.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

March 19, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Bond exposure (i)

Issuer country weightings of bonds (i)(x)
Turkey	12.5%
South Africa	10.8%
Indonesia	10.2%
Brazil	8.9%
Malaysia	8.9%
Mexico	8.8%
Poland	6.4%
Thailand	5.8%
Hungary	5.7%
Other Countries	9.1%

Fixed income sectors (i)
Sovereign Emerging Markets	85.5%
Corporate Bonds	1.6%

Composition including fixed income credit quality (a)(i)
A	27.4%
BBB	22.3%
BB	16.9%
Not Rated	20.5%
Cash & Other	12.9%

Currency exposure (i)

Currency exposure weightings (i)(y)
Mexican Peso	14.4%
Brazilian Real	12.8%
Polish Zloty	11.6%
South African Rand	11.0%
Russian Ruble	10.2%
Turkish Lira	10.1%
Malaysian Ringgit	9.2%
Indonesian Rupiah	8.9%
Hungarian Furint	5.9%
Other Currencies	5.9%

Portfolio facts (i)
Average Duration (d)	4.5
Average Effective Maturity (m)	7.9 yrs.

2

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Not Rated includes fixed income securities, including fixed income derivative securities, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(x)	Represents the portfolio’s bond exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 1/31/12.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

September 15, 2011 through January 31, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 15, 2011 through January 31, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/15/11	Ending Account Value 1/31/12	Expenses Paid During Period (p) 9/15/11-1/31/12
A	Actual	1.25%	$1,000.00	$1,006.36	$4.76
	Hypothetical (h)	1.25%	$1,000.00	$1,018.85	$6.34
B	Actual	2.00%	$1,000.00	$1,003.25	$7.61
	Hypothetical (h)	2.00%	$1,000.00	$1,015.08	$10.13
C	Actual	2.00%	$1,000.00	$1,003.24	$7.61
	Hypothetical (h)	2.00%	$1,000.00	$1,015.08	$10.13
I	Actual	1.00%	$1,000.00	$1,007.40	$3.81
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
R1	Actual	2.00%	$1,000.00	$1,003.24	$7.61
	Hypothetical (h)	2.00%	$1,000.00	$1,015.08	$10.13
R2	Actual	1.50%	$1,000.00	$1,005.32	$5.71
	Hypothetical (h)	1.50%	$1,000.00	$1,017.60	$7.61
R3	Actual	1.25%	$1,000.00	$1,006.36	$4.76
	Hypothetical (h)	1.25%	$1,000.00	$1,018.85	$6.34
R4	Actual	1.00%	$1,000.00	$1,007.40	$3.81
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. For the hypothetical expenses paid, it is assumed that the fund was in existence for the entire six month period ended January 31, 2012.

5

PORTFOLIO OF INVESTMENTS

1/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 71.1%
Issuer	Shares/Par		Value ($)

Foreign Bonds - 71.1%
Brazil - 2.6%
Brasil Telecom S.A., 9.75%, 2016 (n)	BRL	300,000	$170,845
Federative Republic of Brazil, 10%, 2014	BRL	169,000	96,605
Federative Republic of Brazil, 10%, 2017	BRL	35,000	19,315

			$286,765
Chile - 1.4%
Bonos del Banco Centro de Chile, 6%, 2021	CLP	70,000,000	$152,377

Colombia - 1.1%
Republic of Colombia, 7.75%, 2021	COP	90,000,000	$59,548
Republic of Colombia, 9.85%, 2027	COP	82,000,000	65,185

			$124,733
Czech Republic - 0.3%
Czech Republic, 3.85%, 2021	CZK	580,000	$31,608

Hungary - 5.5%
Republic of Hungary, 5.5%, 2014	HUF	13,390,000	$56,004
Republic of Hungary, 8%, 2015	HUF	17,500,000	76,115
Republic of Hungary, 5.5%, 2016	HUF	39,610,000	156,875
Republic of Hungary, 6.75%, 2017	HUF	31,220,000	126,790
Republic of Hungary, 6.75%, 2017	HUF	2,980,000	11,946
Republic of Hungary, 7.5%, 2020	HUF	25,460,000	102,520
Republic of Hungary, 6%, 2023	HUF	22,770,000	79,179

			$609,429
Indonesia - 10.0%
Republic of Indonesia, 11%, 2014	IDR	1,257,000,000	$162,290
Republic of Indonesia, 9.5%, 2015	IDR	1,120,000,000	142,998
Republic of Indonesia, 11.6%, 2018	IDR	399,000,000	59,868
Republic of Indonesia, 12.8%, 2021	IDR	921,000,000	157,124
Republic of Indonesia, 8.25%, 2021	IDR	300,000,000	40,330
Republic of Indonesia, 8.375%, 2026	IDR	1,834,000,000	249,548
Republic of Indonesia, 8.25%, 2032	IDR	2,276,000,000	304,402

			$1,116,560

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Foreign Bonds - continued
Malaysia - 8.8%
Government of Malaysia, 3.461%, 2013	MYR	287,000	$95,157
Government of Malaysia, 3.835%, 2015	MYR	1,191,000	401,285
Government of Malaysia, 4.24%, 2018	MYR	394,000	135,726
Government of Malaysia, 4.378%, 2019	MYR	86,000	30,082
Government of Malaysia, 4.16%, 2021	MYR	637,000	219,708
Government of Malaysia, 4.392%, 2026	MYR	113,000	39,521
Government of Malaysia, 4.498%, 2030	MYR	155,000	54,598

			$976,077
Mexico - 4.5%
United Mexican States, 6.5%, 2021	MXN	800,000	$63,899
United Mexican States, 8%, 2023	MXN	1,120,000	99,541
United Mexican States, 7.5%, 2027	MXN	1,200,000	99,875
United Mexican States, 8.5%, 2029	MXN	850,000	76,533
United Mexican States, 7.75%, 2031	MXN	500,000	41,420
United Mexican States, 10%, 2036	MXN	700,000	70,048
United Mexican States, 8.5%, 2038	MXN	590,000	51,374

			$502,690
Peru - 1.7%
Republic of Peru, 7.84%, 2020	PEN	169,000	$71,905
Republic of Peru, 6.95%, 2031	PEN	75,000	29,272
Republic of Peru, 6.9%, 2037	PEN	211,000	81,771

			$182,948
Poland - 3.7%
Government of Poland, 5.25%, 2017	PLN	276,000	$85,743
Government of Poland, 5.5%, 2019	PLN	258,000	80,203
Government of Poland, 5.25%, 2020	PLN	561,000	170,553
Government of Poland, 5.75%, 2022	PLN	248,000	77,779

			$414,278
Russia - 4.5%
Russian Federation, 7.35%, 2016 (z)	RUB	10,000,000	$329,371
Russian Federation, 7.85%, 2018	RUB	5,000,000	170,629

			$500,000
South Africa - 10.6%
Republic of South Africa, 13.5%, 2015	ZAR	865,000	$135,317
Republic of South Africa, 8.25%, 2017	ZAR	1,387,000	186,314
Republic of South Africa, 8%, 2018	ZAR	1,837,000	241,971
Republic of South Africa, 7.25%, 2020	ZAR	1,558,000	194,384

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Foreign Bonds - continued
South Africa - continued
Republic of South Africa, 6.75%, 2021	ZAR	1,528,000	$183,100
Republic of South Africa, 5.5%, 2023	ZAR	183,520	31,560
Republic of South Africa, 10.5%, 2026	ZAR	917,000	140,755
Republic of South Africa, 6.25%, 2036	ZAR	660,000	64,227

			$1,177,628
Thailand - 4.1%
Kingdom of Thailand, 3.625%, 2015	THB	1,655,000	$54,436
Kingdom of Thailand, 3.875%, 2019	THB	6,695,000	227,926
Kingdom of Thailand, 3.65%, 2021	THB	1,586,000	53,544
Kingdom of Thailand, 4.75%, 2024	THB	2,696,000	99,423
Kingdom of Thailand, 4.875%, 2029	THB	656,000	24,902

			$460,231
Turkey - 12.3%
Republic of Turkey, 0%, 2012	TRY	155,000	$83,065
Republic of Turkey, 10%, 2013	TRY	246,000	139,278
Republic of Turkey, 0%, 2013	TRY	394,000	201,536
Republic of Turkey, 0%, 2013	TRY	553,000	277,301
Republic of Turkey, 8%, 2013	TRY	274,000	151,121
Republic of Turkey, 11%, 2014	TRY	91,000	52,802
Republic of Turkey, 9%, 2016	TRY	668,000	369,367
Republic of Turkey, 10.5%, 2020	TRY	166,000	98,655

			$1,373,125
Total Bonds (Identified Cost, $7,861,006)			$7,908,449

Money Market Funds - 27.8%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)		3,098,425	$3,098,425
Total Investments (Identified Cost, $10,959,431)			$11,006,874

Other Assets, Less Liabilities - 1.1%			125,778
Net Assets - 100.0%			$11,132,652

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $170,845 representing 1.5% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve

8

Portfolio of Investments (unaudited) – continued

time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Russian Federation, 7.35%, 2016	1/27/12	$329,485	$329,371
% of Net assets			3.0%

The following abbreviations are used in this report and defined:

CDI	Interbank Deposit Certificates
TIIE	Interbank Equilibrium Interest Rate
THBFIX	Thai Baht Floating-Rate Fix

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan Reminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
PHP	Philippine Peso
RUB	Russian Ruble
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 1/31/12

Forward Foreign Currency Exchange Contracts at 1/31/12

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	BRL	Barclays Bank PLC	31,000	2/02/12	$16,789	$17,743	$954
BUY	BRL	Deutsche Bank AG	1,568,121	2/02/12	833,916	897,505	63,589
BUY	BRL	JPMorgan Chase Bank N.A	183,000	2/02/12	99,310	104,739	5,429
BUY	BRL	Merrill Lynch International Bank	201,000	2/02/12	113,367	115,041	1,674
SELL	BRL	Barclays Bank PLC	31,000	2/02/12	17,825	17,743	82

9

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
SELL	BRL	Deutsche Bank AG	1,568,121	2/02/12	$901,685	$897,505	$4,180
SELL	BRL	JPMorgan Chase Bank N.A	1,983,121	2/02/12	1,136,466	1,135,028	1,438
SELL	BRL	Merrill Lynch International Bank	201,000	2/02/12	115,577	115,041	536
SELL	CLP	Barclays Bank PLC	17,365,000	4/30/12	35,460	35,002	458
SELL	CLP	Deutsche Bank AG	61,786,000	4/30/12	124,682	124,540	142
BUY	CNY	Deutsche Bank AG	868,000	5/16/12	136,714	137,531	817
BUY	COP	JPMorgan Chase Bank N.A	318,114,000	2/13/12	168,962	175,609	6,647
BUY	EUR	JPMorgan Chase Bank N.A	46,000	4/12/12	59,126	60,184	1,058
BUY	EUR	Merrill Lynch International Bank	46,000	4/12/12	59,131	60,184	1,053
SELL	EUR	Barclays Bank PLC	38,000	2/14/12	51,425	49,707	1,718
BUY	HUF	Citibank N.A.	26,435,318	2/09/12	109,435	117,403	7,968
BUY	HUF	Deutsche Bank AG	10,258,000	2/09/12	41,233	45,557	4,324
BUY	HUF	JPMorgan Chase Bank N.A	27,863,090	2/09/12	118,066	123,744	5,678
SELL	IDR	JPMorgan Chase Bank N.A	193,962,000	3/06/12	21,611	21,508	103
BUY	MXN	Credit Suisse Group	642,000	3/23/12	48,673	49,046	373
BUY	MXN	Deutsche Bank AG	5,035,935	2/13/12-2/27/12	365,824	385,964	20,140
BUY	MXN	Goldman Sachs International	846,000	2/15/12	62,252	64,834	2,582
BUY	MXN	HSBC Bank	520,413	2/15/12	38,137	39,882	1,745
BUY	MXN	JPMorgan Chase Bank N.A	5,625,522	2/13/12-2/27/12	410,730	431,099	20,369

10

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
BUY	MXN	Merrill Lynch International Bank	1,239,000	2/15/12	$92,844	$94,952	$2,108
BUY	MXN	Royal Bank of Scotland Group PLC	1,366,000	2/27/12	100,489	104,577	4,088
BUY	MYR	Barclays Bank PLC	120,018	2/21/12	37,572	39,404	1,832
BUY	PEN	Deutsche Bank AG	482,706	2/01/12	179,445	179,511	66
BUY	PHP	JPMorgan Chase Bank N.A	2,086,000	3/06/12	47,093	48,504	1,411
BUY	PLN	Barclays Bank PLC	149,000	2/15/12	44,567	46,111	1,544
BUY	PLN	Citibank N.A.	370,000	2/15/12	108,399	114,505	6,106
BUY	PLN	Deutsche Bank AG	1,146,390	2/15/12	350,460	354,777	4,317
BUY	PLN	Goldman Sachs International	1,146,390	2/15/12	350,922	354,777	3,855
BUY	PLN	JPMorgan Chase Bank N.A	791,247	2/15/12-3/26/12	235,389	244,689	9,300
BUY	PLN	UBS AG	75,000	3/26/12	22,734	23,113	379
BUY	RUB	Barclays Bank PLC	21,150,578	3/05/12	650,547	695,316	44,769
BUY	RUB	Credit Suisse Group	1,795,000	2/10/12	57,829	59,206	1,377
BUY	RUB	Goldman Sachs International	1,674,000	3/05/12	52,419	55,032	2,613
BUY	RUB	JPMorgan Chase Bank N.A	123,000	2/10/12	3,877	4,057	180
BUY	THB	JPMorgan Chase Bank N.A	19,841,188	2/02/12-4/30/12	635,688	637,993	2,305
SELL	THB	JPMorgan Chase Bank N.A	340,000	2/02/12	11,009	10,958	51
BUY	TRY	Barclays Bank PLC	33,000	4/12/12	17,092	18,273	1,181
BUY	TRY	JPMorgan Chase Bank N.A	378,802	4/12/12	197,527	209,754	12,227
BUY	ZAR	Citibank N.A.	76,000	4/12/12	9,312	9,617	305
BUY	ZAR	Deutsche Bank AG	771,000	3/23/12	96,531	97,845	1,314
BUY	ZAR	Merrill Lynch International Bank	1,203,000	3/23/12	149,879	152,669	2,790

							$257,175

11

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
BUY	BRL	JPMorgan Chase Bank N.A	3,763,242	2/02/12-4/03/12	$2,145,638	$2,137,879	$(7,759)
BUY	CLP	Deutsche Bank AG	61,786,000	2/03/12	125,837	125,669	(168)
SELL	CLP	Deutsche Bank AG	61,786,000	2/03/12	119,206	125,669	(6,463)
SELL	CNY	Deutsche Bank AG	17,000	5/16/12	2,688	2,694	(6)
SELL	COP	Deutsche Bank AG	78,922,000	2/13/12	43,507	43,567	(60)
SELL	COP	JPMorgan Chase Bank N.A	43,323,000	2/13/12	23,856	23,916	(60)
BUY	CZK	Goldman Sachs International	816,384	4/12/12	42,912	42,167	(745)
SELL	CZK	Goldman Sachs International	1,386,212	4/12/12	68,571	71,599	(3,028)
BUY	EUR	Barclays Bank PLC	95,000	2/14/12	125,108	124,267	(841)
SELL	EUR	Barclays Bank PLC	51,000	4/12/12	64,922	66,725	(1,803)
SELL	EUR	Citibank N.A.	27,000	4/12/12	34,265	35,325	(1,060)
SELL	EUR	Credit Suisse Group	51,000	4/12/12	64,916	66,725	(1,809)
SELL	EUR	Deutsche Bank AG	20,000	4/12/12	25,462	26,167	(705)
SELL	HUF	Barclays Bank PLC	23,499,000	2/09/12	97,216	104,363	(7,147)
SELL	HUF	Citibank N.A.	6,594,000	2/09/12	27,814	29,285	(1,471)
SELL	HUF	Deutsche Bank AG	6,739,863	2/09/12	27,078	29,933	(2,855)
SELL	HUF	JPMorgan Chase Bank N.A	23,220,669	2/09/12	94,510	103,127	(8,617)
BUY	IDR	JPMorgan Chase Bank N.A	250,000,000	3/06/12	27,722	27,721	(1)
SELL	IDR	HSBC Bank	480,000,000	3/06/12	52,004	53,225	(1,221)
SELL	IDR	JPMorgan Chase Bank N.A	933,892,000	3/06/12	101,097	103,555	(2,458)

12

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
BUY	MXN	JPMorgan Chase Bank N.A	656,000	4/30/12	$50,522	$49,958	$(564)
SELL	MXN	Deutsche Bank AG	176,000	2/15/12	12,571	13,488	(917)
SELL	MXN	Goldman Sachs International	946,000	2/27/12	66,356	72,423	(6,067)
SELL	MXN	HSBC Bank	175,000	2/15/12	12,510	13,411	(901)
SELL	MXN	Merrill Lynch International Bank	257,000	2/15/12	18,366	19,695	(1,329)
SELL	MXN	UBS AG	98,000	2/15/12	6,996	7,510	(514)
SELL	MYR	Barclays Bank PLC	4,000	2/21/12	1,266	1,313	(47)
SELL	PEN	Deutsche Bank AG	990,413	2/01/12-3/01/12	365,555	367,982	(2,427)
BUY	PLN	Barclays Bank PLC	68,000	2/15/12	21,086	21,044	(42)
BUY	PLN	Citibank N.A.	114,000	4/30/12	35,122	35,008	(114)
BUY	PLN	UBS AG	136,000	4/30/12	41,870	41,764	(106)
SELL	PLN	Barclays Bank PLC	407,000	2/15/12	116,224	125,955	(9,731)
SELL	PLN	Citibank N.A.	388,000	2/15/12	110,078	120,075	(9,997)
SELL	PLN	JPMorgan Chase Bank N.A	374,000	2/15/12	113,949	115,743	(1,794)
BUY	RUB	JPMorgan Chase Bank N.A	2,700,000	2/27/12	88,921	88,850	(71)
SELL	RUB	Credit Suisse Group	6,844,288	2/27/12	225,141	225,227	(86)
SELL	RUB	JPMorgan Chase Bank N.A	1,616,000	2/10/12	50,437	53,301	(2,864)
BUY	THB	JPMorgan Chase Bank N.A	1,825,024	2/02/12	58,986	58,820	(166)
SELL	THB	HSBC Bank	798,000	3/20/12	24,969	25,649	(680)
SELL	THB	JPMorgan Chase Bank N.A	11,458,606	2/02/12	367,119	369,305	(2,186)
SELL	TRY	Barclays Bank PLC	340,757	3/23/12-4/12/12	180,908	189,151	(8,243)
SELL	TRY	JPMorgan Chase Bank N.A	555,356	3/23/12-4/12/12	304,796	308,158	(3,362)
BUY	ZAR	Citibank N.A.	332,000	3/23/12	42,221	42,133	(88)
SELL	ZAR	Deutsche Bank AG	1,552,311	3/23/12-4/12/12	190,141	196,659	(6,518)
SELL	ZAR	Goldman Sachs International	10,000	4/12/12	1,215	1,265	(50)

13

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SELL	ZAR	JPMorgan Chase Bank N.A	640,813	3/23/12	$80,049	$81,325	$(1,276)

							$(108,417)

Swap Agreements at 1/31/12

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swaps
10/28/16	THB	5,700,000	JPMorgan Chase Bank	3.2% (fixed rate)	6-month THBFIX	$720
10/19/16	MXN	3,400,000	JPMorgan Chase Bank	5.47% (fixed rate)	TIIE (floating rate)	1,802
10/13/21	MXN	660,000	JPMorgan Chase Bank	6.505% (fixed rate)	TIIE (floating rate)	1,107
10/19/16	MXN	1,100,000	JPMorgan Chase Bank	5.50% (fixed rate)	TIIE (floating rate)	695
1/02/17	BRL	500,000	JPMorgan Chase Bank	10.935% (fixed rate)	CDI (floating rate)	3,285
1/02/14	BRL	550,000	JPMorgan Chase Bank	10.41% (fixed rate)	CDI (floating rate)	2,306
1/02/17	BRL	200,000	JPMorgan Chase Bank	10.85% (fixed rate)	CDI (floating rate)	1,036
1/02/17	BRL	300,000	JPMorgan Chase Bank	11.06% (fixed rate)	CDI (floating rate)	2,614
1/02/14	BRL	220,000	JPMorgan Chase Bank	10.78% (fixed rate)	CDI (floating rate)	1,632

						$15,197

Liability Derivatives
Interest Rate Swaps
10/27/16	PLN	917,000	JPMorgan Chase Bank	4.82% (fixed rate)	6-month WIBOR	$(120)
1/18/22	MXN	1,000,000	Citibank	6.25% (fixed rate)	TIIE (floating rate)	(183)

						$(303)

At January 31, 2012, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

14

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 1/31/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $7,861,006)	$7,908,449
Underlying affiliated funds, at cost and value	3,098,425
Total investments, at value (identified cost, $10,959,431)	$11,006,874
Cash	1
Foreign currency, at value (identified cost, $1,732)	1,743
Receivables for
Forward foreign currency exchange contracts	257,175
Investments sold	128,123
Fund shares sold	58,000
Interest	149,597
Swaps, at value	15,197
Receivable from investment adviser	2,018
Other assets	303
Total assets	$11,619,031
Liabilities
Payables for
Forward foreign currency exchange contracts	$108,417
Investments purchased	330,547
Fund shares reacquired	469
Swaps, at value	303
Payable to affiliates
Shareholder servicing costs	6,914
Distribution and service fees	37
Payable for independent Trustees’ compensation	947
Accrued expenses and other liabilities	38,745
Total liabilities	$486,379
Net assets	$11,132,652
Net assets consist of
Paid-in capital	$11,176,595
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	211,966
Accumulated net realized gain (loss) on investments and foreign currency transactions	(230,479)
Accumulated distributions in excess of net investment income	(25,430)
Net assets	$11,132,652
Shares of beneficial interest outstanding	1,121,032

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,086,148	109,382	$9.93
Class B	122,837	12,366	9.93
Class C	151,871	15,290	9.93
Class I	9,369,472	943,487	9.93
Class R1	100,368	10,103	9.93
Class R2	100,557	10,124	9.93
Class R3	100,652	10,135	9.93
Class R4	100,747	10,145	9.93

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.43 [100 / 95.25 x $9.93]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

15

Financial Statements

STATEMENT OF OPERATIONS

Period ended 1/31/12 (c) (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$166,483
Dividends from underlying affiliated funds	962
Foreign taxes withheld	(6,532)
Total investment income	$160,913
Expenses
Management fee	$29,028
Distribution and service fees	2,119
Shareholder servicing costs	7,532
Administrative services fee	6,661
Independent Trustees’ compensation	947
Custodian fee	14,852
Shareholder communications	3,807
Audit and tax fees	14,961
Legal fees	759
Registration fees	11,916
Miscellaneous	4,054
Total expenses	$96,636
Fees paid indirectly	(3)
Reduction of expenses by investment adviser	(55,889)
Net expenses	$40,744
Net investment income	$120,169
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(115,002)
Swap transactions	745
Foreign currency transactions	(116,222)
Net realized gain (loss) on investments and foreign currency transactions	$(230,479)
Change in unrealized appreciation (depreciation)
Investments	$47,443
Swap transactions	14,894
Translation of assets and liabilities in foreign currencies	149,629
Net unrealized gain (loss) on investments and foreign currency translation	$211,966
Net realized and unrealized gain (loss) on investments and foreign currency	$(18,513)
Change in net assets from operations	$101,656

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2011, through the stated period end.

See Notes to Financial Statements

16

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Period ended 1/31/12 (c) (unaudited)
From operations
Net investment income	$120,169
Net realized gain (loss) on investments and foreign currency transactions	(230,479)
Net unrealized gain (loss) on investments and foreign currency translation	211,966
Change in net assets from operations	$101,656
Distributions declared to shareholders
From net investment income	$(145,599)
Change in net assets from fund share transactions	$11,176,595
Total change in net assets	$11,132,652
Net assets
At beginning of period	—
At end of period (including accumulated distributions in excess of net investment income of $25,430)	$11,132,652

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2011, through the stated period end.

See Notes to Financial Statements

17

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Period ended 1/31/12 (c) (unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05)
Total from investment operations	$0.06
Less distributions declared to shareholders
From net investment income	$(0.13)
Net asset value, end of period (x)	$9.93
Total return (%) (r)(s)(t)(x)	0.64	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.44	(a)
Expenses after expense reductions (f)	1.25	(a)
Net investment income	2.90	(a)
Portfolio turnover	33
Net assets at end of period (000 omitted)	$1,086

See Notes to Financial Statements

18

Financial Highlights – continued

Class B	Period ended 1/31/12 (c) (unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05)
Total from investment operations	$0.03
Less distributions declared to shareholders
From net investment income	$(0.10)
Net asset value, end of period (x)	$9.93
Total return (%) (r)(s)(t)(x)	0.32	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.44	(a)
Expenses after expense reductions (f)	2.00	(a)
Net investment income	2.14	(a)
Portfolio turnover	33
Net assets at end of period (000 omitted)	$123

Class C	Period ended 1/31/12 (c) (unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05)
Total from investment operations	$0.03
Less distributions declared to shareholders
From net investment income	$(0.10)
Net asset value, end of period (x)	$9.93
Total return (%) (r)(s)(t)(x)	0.32	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.39	(a)
Expenses after expense reductions (f)	2.00	(a)
Net investment income	2.11	(a)
Portfolio turnover	33
Net assets at end of period (000 omitted)	$152

See Notes to Financial Statements

19

Financial Highlights – continued

Class I	Period ended 1/31/12 (c) (unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05)
Total from investment operations	$0.07
Less distributions declared to shareholders
From net investment income	$(0.14)
Net asset value, end of period (x)	$9.93
Total return (%) (r)(s)(x)	0.74	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.46	(a)
Expenses after expense reductions (f)	1.00	(a)
Net investment income	3.16	(a)
Portfolio turnover	33
Net assets at end of period (000 omitted)	$9,369

Class R1	Period ended 1/31/12 (c) (unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05)
Total from investment operations	$0.03
Less distributions declared to shareholders
From net investment income	$(0.10)
Net asset value, end of period (x)	$9.93
Total return (%) (r)(s)(x)	0.32	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.47	(a)
Expenses after expense reductions (f)	2.00	(a)
Net investment income	2.17	(a)
Portfolio turnover	33
Net assets at end of period (000 omitted)	$100

See Notes to Financial Statements

20

Financial Highlights – continued

Class R2	Period ended 1/31/12 (c) (unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05)
Total from investment operations	$0.05
Less distributions declared to shareholders
From net investment income	$(0.12)
Net asset value, end of period (x)	$9.93
Total return (%) (r)(s)(x)	0.53	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.96	(a)
Expenses after expense reductions (f)	1.50	(a)
Net investment income	2.66	(a)
Portfolio turnover	33
Net assets at end of period (000 omitted)	$101

Class R3	Period ended 1/31/12 (c) (unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05)
Total from investment operations	$0.06
Less distributions declared to shareholders
From net investment income	$(0.13)
Net asset value, end of period (x)	$9.93
Total return (%) (r)(s)(x)	0.64	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.71	(a)
Expenses after expense reductions (f)	1.25	(a)
Net investment income	2.91	(a)
Portfolio turnover	33
Net assets at end of period (000 omitted)	$101

See Notes to Financial Statements

21

Financial Highlights – continued

Class R4	Period ended 1/31/12 (c) (unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05)
Total from investment operations	$0.07
Less distributions declared to shareholders
From net investment income	$(0.14)
Net asset value, end of period (x)	$9.93
Total return (%) (r)(s)(x)	0.74	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.46	(a)
Expenses after expense reductions (f)	1.00	(a)
Net investment income	3.16	(a)
Portfolio turnover	33
Net assets at end of period (000 omitted)	$101

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2011, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Emerging Markets Debt Local Currency Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less

23

Notes to Financial Statements (unaudited) – continued

generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value

24

Notes to Financial Statements (unaudited) – continued

assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts, and swap contracts. The following is a summary of the levels used as of January 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$7,408,233	$—	$7,408,233
Foreign Bonds	—	500,216	—	500,216
Mutual Funds	3,098,425	—	—	3,098,425
Total Investments	$3,098,425	$7,908,449	$—	$11,006,874

Other Financial Instruments
Swaps	$—	$14,894	$—	$14,894
Forward Foreign Currency Exchange Contracts	—	148,758	—	148,758

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

25

Notes to Financial Statements (unaudited) – continued

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were forward foreign currency exchange contracts and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at January 31, 2012 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Swaps	$15,197	$(303)
Foreign Exchange	Forward Foreign Currency Exchange	257,175	(108,417)
Total		$272,372	$(108,720)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the period ended January 31, 2012 as reported in the Statement of Operations:

Risk	Swap Transactions	Foreign Currency Transactions
Interest Rate	$745	$—
Foreign Exchange	—	(104,041)
Total	$745	$(104,041)

26

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the period ended January 31, 2012 as reported in the Statement of Operations:

Risk	Swap Transactions	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$14,894	$—
Foreign Exchange	—	148,758
Total	$14,894	$148,758

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the

27

Notes to Financial Statements (unaudited) – continued

Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund entered into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets

28

Notes to Financial Statements (unaudited) – continued

and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into interest rate swaps in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the

29

Notes to Financial Statements (unaudited) – continued

Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the period ended January 31, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns remain subject to examination by the Internal Revenue Service. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 1/31/12
Cost of investments	$10,972,625
Gross appreciation	157,739
Gross depreciation	(123,490)
Net unrealized appreciation (depreciation)	$34,249

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, and service fees.

30

Notes to Financial Statements (unaudited) – continued

The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

From net investment income Period ended 1/31/12 (c)
Class A	$8,616
Class B	1,131
Class C	1,366
Class I	129,613
Class R1	993
Class R2	1,193
Class R3	1,293
Class R4	1,394
Total	$145,599

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2011, through the stated period end.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2012. For the period ended January 31, 2012, the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced.

The management fee incurred for the period ended January 31, 2012 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

31

Notes to Financial Statements (unaudited) – continued

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of each class’ average daily net assets.

Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4
1.25%	2.00%	2.00%	1.00%	2.00%	1.50%	1.25%	1.00%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2012. For the period ended January 31, 2012, this reduction amounted to $55,884 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $0 for the period ended January 31, 2012, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$576
Class B	0.75%	0.25%	1.00%	1.00%	412
Class C	0.75%	0.25%	1.00%	1.00%	493
Class R1	0.75%	0.25%	1.00%	1.00%	365
Class R2	0.25%	0.25%	0.50%	0.50%	182
Class R3	—	0.25%	0.25%	0.25%	91
Total Distribution and Service Fees					$2,119

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the period ended January 31, 2012 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the

32

Notes to Financial Statements (unaudited) – continued

event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD. There were no contingent deferred sales charges imposed during the period ended January 31, 2012.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the period ended January 31, 2012, the fee was $579, which equated to 0.0150% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the period ended January 31, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $6,953.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the period ended January 31, 2012 was equivalent to an annual effective rate of 0.1724% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the period ended January 31, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $42 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $5, which is shown as a reduction of total expenses in the

33

Notes to Financial Statements (unaudited) – continued

Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 14, 2011, MFS purchased 10,000 shares each of Class A, Class B, Class C, Class R1, Class R2, Class R3, and Class R4 and 930,000 shares of Class I for an aggregate amount of $10,000,000.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $10,365,551 and $2,313,911, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Period ended 1/31/12 (c)
	Shares	Amount
Shares sold
Class A	112,742	$1,099,479
Class B	12,248	121,977
Class C	15,607	154,500
Class I	930,000	9,300,000
Class R1	10,000	100,000
Class R2	10,000	100,000
Class R3	10,000	100,000
Class R4	10,000	100,000
	1,110,597	$11,075,956
Shares issued to shareholders in reinvestment of distributions
Class A	900	$8,616
Class B	118	1,131
Class C	142	1,366
Class I	13,487	129,613
Class R1	103	993
Class R2	124	1,193
Class R3	135	1,293
Class R4	145	1,394
	15,154	$145,599

34

Notes to Financial Statements (unaudited) – continued

	Period ended 1/31/12 (c)
	Shares	Amount
Shares reacquired
Class A	(4,260)	$(40,694)
Class C	(459)	(4,266)
	(4,719)	$(44,960)
Net change
Class A	109,382	$1,067,401
Class B	12,366	123,108
Class C	15,290	151,600
Class I	943,487	9,429,613
Class R1	10,103	100,993
Class R2	10,124	101,193
Class R3	10,135	101,293
Class R4	10,145	101,394
	1,121,032	$11,176,595

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2011 through the stated period end.

(6)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	13,097,366	(9,998,941)	3,098,425

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$962	$3,098,425

35

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, initially approve the Fund’s investment advisory agreement with MFS (the “Agreement”) and, beginning on the second anniversary of the initial effective date of the Agreement, annually approve the continuation of the Agreement. In June 2011 and July 2011, the Board met to consider the initial approval of the Agreement (“the initial review meetings”). The independent Trustees were assisted in their evaluation of the Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the initial approval of the Agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services to be performed by MFS under the Agreement and other arrangements with the Fund.

In connection with their initial review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Analytical Services, Inc. (“Lipper”), an independent third party, on the Fund’s proposed advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the “Lipper expense group”), (ii) information provided by MFS on fees it charges to other registered and non-U.S. funds managed in a similar style to the Fund, and (iii) information as to whether and to what extent expense waivers, reimbursements or fee “breakpoints” would be observed for the Fund. In addition, in connection with the independent Trustees’ meetings in May, June and July, 2011 (the “contract review meetings”) for the purpose of considering whether to approve the continuation of the investment advisory agreements for the other investment companies that the Board oversees (the “MFS Funds”), the independent Trustees received: (i) information provided by MFS on fees it charges to institutional accounts managed in styles similar to other MFS Funds, (ii) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the MFS Funds as a whole, and compared to MFS’ institutional business, (iii) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (iv) descriptions of

36

Board Review of Investment Advisory Agreement – continued

various functions to be performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (v) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel that would provide investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative fee and expense information prepared and provided by Lipper was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the initial approval of the Agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Because the Fund is newly organized and had not yet commenced investment operations at the time of the initial review meetings, the Fund had no investment performance for the Trustees to review.

The Trustees also considered that MFS will observe an expense limitation for the Fund, which may not be changed without the Trustees’ approval. In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s proposed advisory fee and the estimated total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper (which takes into account any proposed fee reductions or expense limitations for the Fund). The Trustees considered that, according to the Lipper data, the Fund’s effective advisory fee rate would be lower than the Lipper expense group median, and the Fund’s total expense ratio would be approximately at the Lipper expense group median.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s proposed advisory fee schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1 billion, and that MFS had agreed in writing to further reduce the Fund’s advisory fee on average daily net assets over $2.5 billion, which may not be changed without the Trustees’ approval. The Trustees concluded that the proposed breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees did not consider MFS’ costs and profits with respect to the Fund because the Fund had not yet commenced operations. The Trustees considered information prepared by MFS relating to MFS’ costs and profits with respect to the MFS Funds considered as a group, and other investment companies and

37

Board Review of Investment Advisory Agreement – continued

institutional accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee to be charged to the Fund represents reasonable compensation in light of the services to be provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial, Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services to be provided to the Fund by MFS and its affiliates under agreements and plans other than the Agreement, including any 12b-1 fees the Fund will pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS may perform or arrange for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services to be provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research, and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s Agreement should be approved for an initial two-year period, commencing upon its effective date, as set forth in the Agreement.

38

Board Review of Investment Advisory Agreement – continued

A discussion regarding the Board’s approval of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

39

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

40

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: March 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: March 19, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 19, 2012

*	Print name and title of each signing officer under his or her signature.